Contract Liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Liabilities
Amount of revenues recognized included in the contract liabilities	¥ 11,822.3	¥ 10,513.0
Transaction price allocated to unsatisfied performance obligations	12,793.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Contract Liabilities
Performance obligation recognized as revenue	¥ 12,518.9
Expected timing of performance obligation recognized as revenue (in months)	12 months